SPECIAL (GAINS) AND CHARGES (Details 2) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended								23 Months Ended	12 Months Ended			13 Months Ended	12 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2012 Vehicle Care division	Dec. 31, 2012 Champion	Dec. 31, 2012 Nalco	Dec. 31, 2011 Nalco	Dec. 31, 2012 2011 Restructuring Plan and Merger Restructuring Plan	Dec. 31, 2011 2011 Restructuring Plan and Merger Restructuring Plan	Dec. 31, 2012 2011 Restructuring Plan	Dec. 31, 2011 2011 Restructuring Plan	Dec. 31, 2012 2011 Restructuring Plan	Dec. 31, 2012 2011 Restructuring Plan Low end of range position	Dec. 31, 2012 Merger Restructuring Plan position	Dec. 31, 2011 Merger Restructuring Plan	Dec. 31, 2012 Merger Restructuring Plan	Dec. 31, 2012 Nalco Restructuring Plan	Dec. 31, 2011 Nalco Restructuring Plan	Dec. 31, 2012 Employee termination costs 2011 Restructuring Plan	Dec. 31, 2011 Employee termination costs 2011 Restructuring Plan	Dec. 31, 2012 Employee termination costs Merger Restructuring Plan	Dec. 31, 2011 Employee termination costs Merger Restructuring Plan	Dec. 31, 2011 Asset disposals 2011 Restructuring Plan	Dec. 31, 2012 Asset disposals Merger Restructuring Plan	Dec. 31, 2012 Other 2011 Restructuring Plan	Dec. 31, 2011 Other 2011 Restructuring Plan	Dec. 31, 2012 Other Merger Restructuring Plan
Restructuring reserve
Restructuring expense and accrual							$ 139.4	$ 74.7	$ 66.2	$ 68.1	$ 134.3		$ 73.2	$ 6.6	$ 79.8			$ 60.7	$ 60.5	$ 65.4	$ 6.6	$ 0.5	$ 3.2	$ 5.5	$ 7.1	$ 4.6
Cash payments							(65.3)	(25.1)	(35.1)	(24.8)			(30.2)	(0.3)		(7.4)		(33.6)	(22.2)	(28.4)	(0.3)			(1.5)	(2.6)	(1.8)
Non-cash charges							(7.1)	(0.5)	(3.9)	(0.5)			(3.2)									(0.5)	(3.2)	(3.9)
Effect of foreign currency translation							(0.7)	(2.2)	(0.8)	(2.2)			0.1					(0.8)	(2.2)	0.1
Restructuring liability	57.5	116.6					113.2	46.9	67.0	40.6	67.0		46.2	6.3	46.2	3.4	10.6	62.4	36.1	43.4	6.3			4.6	4.5	2.8
Other restructuring information
Number of positions expected to be eliminated												750	500
Number of positions expected to be eliminated beyond 2012													1,500
Restructuring charge expected to be incurred through 2013, pretax									150				180
Restructuring charge expected to be incurred through 2013, after tax									125				120
Restructuring charges, expected cash expenditures									140				160
Restructuring charges, expected asset disposals									10				20
Restructuring charges, after tax									46.1	54.2	100.3		54.5	4.1	58.6
Non-restructuring special (gains) and charges
Business combination and integration related costs, pre tax				19.4	155.8	62.8
Business combination and integration related costs, net of tax				16.7	113.7	45.6
Debt Instrument, Face Amount				500
Gain (charges) on sale of business and litigation related charges, before tax			60.1
Gain (charges) on sale of business and litigation related charges, after tax			35.7
Charges related to long-term customer agreement modification	29.6
Charges related to long-term customer agreement modification, after	$ 18.4